Loans and advances to customers - Impaired assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 176,554	€ 184,596
Financial assets at end of period	163,853	176,554	€ 184,596
Financial instruments credit-impaired | Loans and receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets	40,585	39,087	46,209
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	916,199	942,218
Financial assets at end of period	972,682	916,199	942,218
Customers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	939,794	964,460
Financial assets at end of period	995,646	939,794	964,460
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additions	9,390	10,577	10,755
Written-off assets	(9,089)	(8,930)	(12,593)
Changes in the scope of consolidation	0	(39)	0
Exchange differences and other	529	(3,336)	163
Customers | Financial instruments credit-impaired | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	30,815	32,543	34,218
Financial assets at end of period	€ 31,645	€ 30,815	€ 32,543